Goodwill and Other Intangible Assets - Goodwill amounts by reportable segment (Details) - Hman Group holdings Inc and subsidiaries - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 27, 2021	Dec. 26, 2020
Goodwill [Roll Forward]
Goodwill at the beginning	$ 816,200	$ 815,850
Acquisitions	0
Dispositions	0
Other	478	350
Goodwill at the end	816,678	816,200
Hardware and Protective Solutions
Goodwill [Roll Forward]
Goodwill at the beginning	565,578	565,780
Acquisitions	0
Dispositions	0
Other	(124)	(202)
Goodwill at the end	565,454	565,578
Robotics and Digital Solutions
Goodwill [Roll Forward]
Goodwill at the beginning	220,936	220,936
Acquisitions	0
Dispositions	0
Other	0
Goodwill at the end	220,936	220,936
Canada
Goodwill [Roll Forward]
Goodwill at the beginning	29,686
Acquisitions	0
Dispositions	0
Other	602
Goodwill at the end	$ 30,288	$ 29,686